SCHEDULE OF DEFERRED TAX ASSET AND LIABILITIES (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Income Taxes
Non-capital losses	$ 6,357,780	$ 2,541,736	$ 1,467,401
Equipment	1,549	520
Share issuance costs	432,671	63,613	84,818
Total	6,792,000	2,605,869	1,552,219
Unrecognized deferred tax assets	(6,792,000)	(2,605,869)	(1,552,219)
Net deferred tax assets